Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands	Total	Issued capital [member]	Issued Capital in treasury [member]	Additional paid-in capital [member]	Capital adjustments [member] [1]	Accumulated foreign currency translation difference from Financial Statements conversion [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Miscellaneous other reserves [member]	Unappropriated retained earnings [member]	Total controlling interests [member]	Total non- controlling interests [member]
Restated amount at the beginning at Dec. 31, 2022	$ 4,569,465,785	$ 639,413		$ 12,429,781	$ 1,649,395,543	$ 4,014,904	$ (3,564,756)	$ 1,185,280,491	$ 2,436,623,543	$ (716,108,651)	$ 4,568,710,268	$ 755,517
Total comprehensive income for the fiscal year
Net income for the fiscal year	1,668,330,980									1,667,326,227	1,667,326,227	1,004,753
Other comprehensive income for the fiscal year	115,650,018					27,955,738	87,694,280				115,650,018
Legal reserve								76,787,173		(76,787,173)
Optional reserve for future distribution of earnings									301,154,852	(301,154,852)
Cash dividends	(507,286,636)								(507,286,636)		(507,286,636)
Personal assets tax on shares and equity interests	(5,465,613)									(5,465,613)	(5,465,613)
Other changes	(425,667)											(425,667)
Amount at the end of the fiscal year at Dec. 31, 2023	5,840,268,867	639,413		12,429,781	1,649,395,543	31,970,642	84,129,524	1,262,067,664	2,230,491,759	567,809,938	5,838,934,264	1,334,603
Total comprehensive income for the fiscal year
Net income for the fiscal year	429,495,162									428,193,992	428,193,992	1,301,170
Other comprehensive income for the fiscal year	(128,790,074)					(37,198,745)	(91,591,329)				(128,790,074)
Legal reserve								336,484,554		(336,484,554)
Optional reserve for future distribution of earnings									1,342,706,963	(1,342,706,963)
Cash dividends	(808,802,766)								(808,802,766)		(808,802,766)
Personal assets tax on shares and equity interests	(3,016,812)									(3,016,812)	(3,016,812)
Other changes	(492,164)											(492,164)
Amount at the end of the fiscal year at Dec. 31, 2024	5,328,662,213	639,413		12,429,781	1,649,395,543	(5,228,103)	(7,461,805)	1,598,552,218	2,764,395,956	(686,204,399)	5,326,518,604	2,143,609
Total comprehensive income for the fiscal year
Net income for the fiscal year	290,705,834									289,494,680	289,494,680	1,211,154
Other comprehensive income for the fiscal year	12,212,175					4,740,681	7,471,494				12,212,175
Legal reserve								82,250,296		(82,250,296)
Optional reserve for future distribution of earnings									321,850,811	(321,850,811)
Cash dividends	(388,359,040)								(388,359,040)		(388,359,040)
Personal assets tax on shares and equity interests	(8,165,459)									(8,165,459)	(8,165,459)
Other changes	(328,388)											(328,388)
Repurchase of treasury shares		(23)	$ 23
Appropriated retained earnings for treasury shares	(180,981)								(180,981)		(180,981)
Amount at the end of the fiscal year at Dec. 31, 2025	$ 5,234,546,354	$ 639,390	$ 23	$ 12,429,781	$ 1,649,395,543	$ (487,422)	$ 9,689	$ 1,680,802,514	$ 2,697,706,746	$ (808,976,285)	$ 5,231,519,979	$ 3,026,375

[1]	Inflation adjustment of capital stock and additional paid-in capital.